General Information and Basis of Operation (Details)										12 Months Ended
		Jan. 16, 2026 USD ($) $ / shares shares	Dec. 30, 2025 USD ($)	Dec. 30, 2025 HKD ($)	Jan. 20, 2025 $ / shares shares	May 08, 2024 $ / shares shares	Apr. 26, 2024 USD ($) shares	May 18, 2023 shares	Mar. 31, 2021 HKD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Apr. 26, 2025 shares	Dec. 30, 2024 $ / shares shares	Dec. 31, 2022 shares
General Information and Basis of Operation [Line Items]
Par value (in Dollars per share) | $ / shares	[1]									$ 0.00064	$ 0.00064
Common shares authorized	[1]									78,125,000	78,125,000
Ordinary shares, shares issued	[1]									1,666,250	1,562,500
Ordinary shares outstanding	[1]									1,666,250	1,562,500
Gross proceeds (in Dollars) | $										$ 4,424,321
Ordinary Shares [Member]
General Information and Basis of Operation [Line Items]
Ordinary shares issued	[2]									103,750	1,404,688
Par value (in Dollars per share) | $ / shares										$ 1
Stock splits					25,000
Ordinary shares, shares issued										26,660,000	25,000,000
Ordinary shares outstanding	[2]									1,666,250	1,562,500	157,812			157,812
Subscribers [Member]
General Information and Basis of Operation [Line Items]
Total consideration			$ 358,056	$ 2,800,000
Metaverse [Member]
General Information and Basis of Operation [Line Items]
Acquired interest percentage						100.00%
Subsequent Event [Member]
General Information and Basis of Operation [Line Items]
Par value (in Dollars per share) | $ / shares		$ 0.00064
Ordinary shares, shares issued		26,660,000
Ordinary shares outstanding		1,666,250
Subsequent Event [Member] | Share Distribution [Member]
General Information and Basis of Operation [Line Items]
Ordinary shares, shares issued		26,660,000
Ordinary Shares [Member] | Subsequent Event [Member]
General Information and Basis of Operation [Line Items]
Ordinary shares, shares issued		1,666,250
Minimum [Member]
General Information and Basis of Operation [Line Items]
Par value (in Dollars per share) | $ / shares					$ 1
Share capital					50,000
Share capital					50,000
Minimum [Member] | Ordinary Shares [Member]
General Information and Basis of Operation [Line Items]
Share capital					50,000
Minimum [Member] | Subsequent Event [Member]
General Information and Basis of Operation [Line Items]
Par value (in Dollars per share) | $ / shares		$ 0.00064
Common shares authorized		78,125,000
Ordinary shares, shares issued		1,666,250
Ordinary shares outstanding		1,666,250
Maximum [Member] | Ordinary Shares [Member]
General Information and Basis of Operation [Line Items]
Par value (in Dollars per share) | $ / shares					$ 0.00004
Common shares authorized					1,250,000,000
Maximum [Member] | Subsequent Event [Member]
General Information and Basis of Operation [Line Items]
Par value (in Dollars per share) | $ / shares		$ 0.00004
Common shares authorized		1,250,000,000
Ordinary shares, shares issued		26,660,000
Ordinary shares outstanding		26,660,000
IPO [Member]
General Information and Basis of Operation [Line Items]
Ordinary shares issued							49,900
Ordinary shares, shares issued													49,900
IPO [Member] | Subsequent Event [Member]
General Information and Basis of Operation [Line Items]
Ordinary shares issued		1,250,000,000
Offering price per shares (in Dollars per share) | $ / shares		$ 0.00004
IPO [Member] | Subsequent Event [Member] | Ordinary Shares [Member]
General Information and Basis of Operation [Line Items]
Gross proceeds (in Dollars) | $		$ 78,125,000
Mr. Leung Chun Yip [Member]
General Information and Basis of Operation [Line Items]
Owner ship percentage										100.00%
Everbright Global [Member]
General Information and Basis of Operation [Line Items]
Ordinary shares acquired								50,000
Ordinary shares issued						1
Ordinary shares each were surrendered (in Dollars) | $							$ 1
Par value (in Dollars per share) | $ / shares						$ 1								$ 1
Common shares authorized														619
Ordinary shares outstanding											25,000,000
Everbright Global [Member] | Ordinary Shares [Member]
General Information and Basis of Operation [Line Items]
Common shares authorized														280
Ordinary shares outstanding										26,660,000
Mr. Leung [Member]
General Information and Basis of Operation [Line Items]
Common shares authorized									1
Wholly owned (in Dollars) | $									$ 1

[1]	On January 16, 2026, the board of directors of the Company approved amendments to the Company’s Second Amended and Restated Memorandum and Articles of Association. The amendments provide for: (i) a reverse share split of the Company’s ordinary shares at a ratio of 1-for-16; and (ii) a restatement of the Company’s authorized share capital to 1,250,000,000 shares of USD 0.00004 par value each to 78,125,000 shares of USD 0.00064 par value each. Following the Reverse Share Split, the number of issued and outstanding ordinary shares were reduced from 26,660,000 to 1,666,250. The current capital structure is retroactively reflected in prior periods as if it had existed at that time.
[2]	On January 16, 2026, the board of directors of the Company approved amendments to the Company’s Second Amended and Restated Memorandum and Articles of Association. The amendments provide for: (i) a reverse share split of the Company’s ordinary shares at a ratio of 1-for-16; and (ii) a restatement of the Company’s authorized share capital to 1,250,000,000 shares of USD 0.00004 par value each to 78,125,000 shares of USD 0.00064 par value each. Following the Reverse Share Split, the number of issued and outstanding ordinary shares were reduced from 26,660,000 to 1,666,250. The current capital structure is retroactively reflected in prior periods as if it had existed at that time.